Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Summary of equity method investments
The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and other investments accounted for at fair value.

	December 31, 2024	December 31, 2025
	RMB in thousands
Equity investments accounted for using the measurement alternative	1,917,527	1,573,436
Equity investments accounted for using the equity method	1,834,070	1,799,967
Investments accounted for at fair value	159,995	1,388,250

Total	3,911,592	4,761,653